Noncontrolling Interests	3 Months Ended
Mar. 31, 2011
Noncontrolling Interests [Abstract]
Noncontrolling Interests
Note 2 - Noncontrolling Interests

    Noncontrolling interests are classified as equity on our consolidated balance sheets, and net income attributable to noncontrolling interests is presented separately on our consolidated statements of income. In our Asia Pacific operating segment, local third parties hold a noncontrolling ownership interest in three of our subsidiaries.

    The following table is a reconciliation of income from continuing operations attributable to Ensco for the quarters ended March 31, 2011 and 2010 (in millions):

	2011	2010

Income from continuing operations	$65.5	$162.0
Income from continuing operations attributable to noncontrolling interests	(.9)	(1.6)
Income from continuing operations attributable to Ensco	$64.6	$160.4

    The following table is a reconciliation of income from discontinued operations, net, attributable to Ensco for the quarter ended March 31, 2010 (in millions):

2010

Income from discontinued operations	$29.6
Income from discontinued operations attributable to noncontrolling interests	(.2)
Income from discontinued operations attributable to Ensco	$29.4